FINANCIAL RISK MANAGEMENT ACTIVITIES	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL RISK MANAGEMENT ACTIVITIES	FINANCIAL RISK MANAGEMENT ACTIVITIES
In the normal course of its operations, the Group is exposed to gold price, other commodity price, foreign exchange, interest rate, liquidity, equity price (deemed to be immaterial) and credit risks. In order to manage these risks, the Group may enter into transactions which make use of derivatives. The Group does not acquire, hold or issue derivatives for speculative purposes. The Group has developed a comprehensive risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterparty limits and controlling and reporting structures.

Managing risk in the Group

Risk management activities within the Group are the ultimate responsibility of the board of directors. The Chief Financial Officer is responsible to the board of directors for the design, implementation and monitoring of the risk management plan. The Audit and Risk Committee is responsible for overseeing risk management plans and systems, as well as financial risks which include a review of treasury activities and the Group’s counterparties.

The financial risk management objectives of the Group are defined as follows:
•safeguarding the Group’s core earnings stream from its major assets through the effective control and management of gold price risk, other commodity risk, foreign exchange risk and interest rate risk;
•effective and efficient usage of credit facilities in both the short and long-term through the adoption of reliable liquidity management planning and procedures;
•ensuring that investment and hedging transactions are undertaken with creditworthy counterparties; and
•ensuring that all contracts and agreements related to risk management activities are co-ordinated, consistent throughout the Group and that they comply with all relevant regulatory and statutory requirements.

Gold price and foreign exchange risk

Gold price risk arises from the risk of an adverse effect on current or future earnings resulting from fluctuations in the price of gold. The Group has transactional foreign exchange exposures, which arise from sales or purchases by an operating unit in currencies other than the unit's functional currency. The gold market is predominately priced in US dollars which exposes the Group to the risk of fluctuations in the Brazilian real/US dollar, Argentinean peso/US dollar and Australian dollar/US dollar exchange rates.

Other commodity price risk

The Group makes use of derivative financial instruments to mitigate price movements on crude oil purchases. In July 2022, AngloGold Ashanti entered into forward agreements for a total of 999,000 barrels of Brent crude oil for the period January 2023 to December 2023 that will be cash settled on a monthly basis against the contract price. The average price achieved on the forward contracts is $89.20 per barrel.

Interest rate and liquidity risk

The Group manages liquidity risk by ensuring that it has sufficient committed borrowing and banking facilities after taking into consideration the actual and forecast cash flows, in order to meet the Group's short, medium and long term funding and liquidity management requirements.

In the ordinary course of business, the Group receives cash from the proceeds of its gold sales and is required to fund its working capital and capital expenditure requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market-related returns whilst minimising risks. The Group is able to actively source financing at competitive rates. The counter parties are financial and banking institutions and their credit ratings are regularly monitored.

The Group has sufficient undrawn borrowing facilities available to fund its working capital and capital requirements (notes 24 and 34).
The contractual maturities of financial liabilities, including interest payments, are as follows:

Financial liabilities

	Within one year		Between one and two years		Between two and five years		After five years		Total
2022	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Trade and other payables (1)	680		—		7		—		687
Bank overdraft	2								2
Borrowings	102		249		326		2,098		2,775
- In USD	88	4.6	150	4.6	284	4.2	2,098	4.1	2,620
- AUD in USD equivalent	2	4.5	2	4.5	42	4.5			46
- TZS in USD equivalent	12	12.5	97	12.5	—				109
2021
Trade and other payables	616		7		—		—		623
Borrowings	119		115		332		2,169		2,735
- In USD	113	4.3	76	4.2	280	4.1	2,169	4.1	2,638
- AUD in USD equivalent	—	1.5	33	1.5	—	—	—	—	33
- TZS in USD equivalent	6	12.5	6	12.5	52	12.5	—	—	64
2020
Trade and other payables	597		8		—		—		605
Borrowings	205		901		137		1,414		2,657
- In USD	158	5.0	901	5.0	137	4.6	1,414	4.6	2,610
- TZS in USD equivalent	47	12.5	—	—	—	—	—	—	47
(1) Includes an unrealised loss of $6m on oil forward contracts, which is included in loss on non-hedge derivatives and other commodity contracts in the income statement and in trade, other payables and provisions in the statement of financial position.

The table below provides a breakdown of the contractual maturities of the lease liabilities.

	Within one year	Between one and two years	Between two and five years	After five years	Total
2022	$ millions	$ millions	$ millions	$ millions	$ millions
Lease liabilities	79	63	59	2	203
- In USD	39	28	12	—	79
- AUD in USD equivalent	24	21	36	2	83
- BRL in USD equivalent	15	13	9	—	37
- ZAR in USD equivalent	1	1	2	—	4
2021
Lease liabilities	68	50	74	10	202
- In USD	32	19	13	—	64
- AUD in USD equivalent	24	23	51	10	108
- BRL in USD equivalent	10	7	6	—	23
- ZAR in USD equivalent	2	1	4	—	7
2020
Lease liabilities	42	31	68	19	160
- In USD	10	4	6	—	20
- AUD in USD equivalent	22	21	58	19	120
- BRL in USD equivalent	7	5	4	—	16
- ZAR in USD equivalent	3	1	—	—	4
The table below provides a breakdown of the effective borrowing rate per currency for lease liabilities:

	2022	2021	2020

USD	3.1%	2.3%	6.1%
AUD	4.3%	4.6%	4.7%
BRL	14.7%	11.0%	8.4%
ZAR	5.2%	5.9%	9.8%

The Group weighted average incremental borrowing rate at the end of 31 December 2022 is 5.7%  ( 2021: 4.6%, 2020: 5.4%).

Credit risk

Credit risk arises from the risk that a counterparty may default or not meet its obligations timeously. The Group minimises credit risk by ensuring that credit risk is spread over a number of counterparties. These counterparties are financial and banking institutions. Counterparty credit limits and exposures are reviewed by the Audit and Risk Committee. Where possible, management ensures that netting agreements are in place. No set-off is applied to the statement of financial position due to the different maturity profiles of assets and liabilities.

The combined maximum credit risk exposure of the Group is as follows:

	US Dollars
Figures in millions	2022	2021	2020

Other unlisted investments	1	1	2
Trade and other receivables	41	87	95
Cash restricted for use (note 21)	60	58	73
Cash and cash equivalents (note 22)	1,108	1,154	1,330
Total financial assets	1,210	1,300	1,500

Trade and other receivables, that are past due but not impaired totalled $12m (2021: $18m; 2020: $12m).

Trade receivables which are recognised on settlement mainly comprise banking institutions purchasing gold bullion and normal market settlement terms are two working days, therefore expected credit losses are not expected to be material.

The Group does not generally obtain collateral or other security to support financial instruments subject to credit risk, but monitors the credit standing of counterparties.

The maximum exposure to credit risk for all other financial instruments are approximated by their carrying values.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information.

The estimated fair value of the Group’s other investments and borrowings as at 31 December are as follows:

Type of instrument

	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Figures in millions - US Dollars	2022		2021		2020
Financial assets
Other investments	3	3	117	117	188	188
Financial liabilities
Borrowings (note 24)	1,983	1,826	1,909	2,011	1,931	2,131

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents, bank overdrafts, trade, other receivables and other assets and trade and other payables
The carrying amounts approximate fair value due to their short term nature.
Other Investments
Listed equity investments classified as FVTOCI are carried at fair value in level 1 of the fair value hierarchy and unlisted investments classified as FVTPL are carried at fair value in level 3 of the fair value hierarchy.

Borrowings
The rated bonds are carried at amortised cost and their fair values are their closing market values at the reporting date (fair value hierarchy - level 1). The interest rate on the remaining borrowings is set on a short-term floating rate basis, and accordingly the carrying amount is considered to approximate fair value and carried at level 2 in the fair value hierarchy.

Fair value hierarchy
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:
Level 1:    quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2:    inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3:    inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following table sets out the Group’s financial instruments measured at fair value by level within the fair value hierarchy as at 31 December:

Type of instrument

Figures in millions - US Dollars	Level 1	Level 2	Level 3	Total

Assets measured at fair value on a recurring basis	2022
Equity securities - FVTOCI	2	—	—	2
Deferred compensation asset	—	—	12	12

	2021
Deferred compensation asset	—	—	25	25
Equity securities - FVTOCI	116	—	—	116

	2020
Equity securities - FVTOCI	186	—	—	186
Deferred compensation asset	—	—	28	28

Liabilities measured at fair value on a recurring basis	2022
Oil derivative contract	—	6	—	6

Level 3 financial assets

The two components of the deferred compensation assets relating to the sale of the South African producing assets and related liabilities to Harmony are calculated as follows:
a.$260 per ounce payable on all underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and TauTona mines) in excess of 250,000 ounces per annum for 6 years commencing 1 January 2021. Using a probability weighted calculation of unobservable market data and estimated with reference to expected underlying discounted cash flows a deferred compensation asset of $12m is recognised in the statement of financial position as at 31 December 2022.

b. $20 per ounce payable on underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and TauTona mines) below the datum of current infrastructure. At transaction date this constituted 8.53 million ounces of Mineral Reserve. The consideration is dependent on Harmony developing below infrastructure. The performance of this obligation is outside the influence of AngloGold Ashanti as it depends on Harmony’s future investment decisions. Under the conditions prevailing as at 31 December 2022, no portion of deferred compensation below infrastructure has been included in the deferred compensation asset.
Reconciliation of the deferred compensation asset

A reconciliation of the deferred compensation asset included in the statement of financial position is set out in the following table:

Figures in millions - US Dollars	2022	2021
Opening balance	25	28
Unwinding of the deferred compensation asset	1	2
Changes in estimates - fair value adjustments (1)	(13)	(3)
Translation	(1)	(2)
Closing balance (2)	12	25
(1) Included in the Income statement in foreign exchange and fair value adjustments
(2) Included in the Statement of financial position in non-current trade, other receivables and other assets

Sensitivity analysis
The table below illustrates the impact on the fair value of the deferred compensation asset resulting from an increase / decrease in production estimates over the remaining period used in the weighted probability calculation.

	Percentage change in number of ounces	Change in deferred compensation asset $m	Percentage change in number of ounces	Change in deferred compensation asset $m
	2022		2021
Effect of changes in assumptions
Increase in number of ounces	+10%	1	+10%	3
Decrease in number of ounces	-10%	(1)	-10%	(3)

The sensitivity on the weighted number of ounces included within the weighted probability calculation has been based on the range of possible outcomes expected from Harmony’s mining plans, which could differ from the actual mining plans followed by Harmony.

Level 2 financial liabilities

The fair values of the oil forward rate contracts are determined by using using a valuation model based on the Black-Scholes-Merton option pricing model with the key inputs being forward and spot prices, the number of outstanding barrels of oil on open contracts, risk free rate and volatilities.

Sensitivity analysis
Interest rate risk on other financial assets and liabilities (excluding derivatives)
The Group also monitors interest rate risk on other financial assets and liabilities.
The following table shows the approximate interest rate sensitivities of other financial assets and liabilities at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below). As the sensitivity is the same (linear) for both increases and decreases in interest rates only absolute numbers are presented.
The expected impact on the Group's profit or loss and equity is fairly reflected within the "Change in interest" amount.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2022
Financial assets
USD denominated	100	5	5
AUD denominated	150	1	1
Financial liabilities
TZS denominated	250	5,128	2
AUD denominated	150	1	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2021
Financial assets
USD denominated	100	3	3
AUD denominated	150	1	1
CAD denominated	100	4	5
Financial liabilities
TZS denominated	250	2,692	1
AUD denominated	150	1	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2020
Financial assets
USD denominated	100	6	6
AUD denominated	150	1	1
ARS denominated	250	121	1
Financial liabilities
TZS denominated	250	2,730	1
USD denominated	100	1	1
Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of borrowings at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total
		US$ Million		US$ Million		US$ Million
	2022		2021		2020
Borrowings
TZS denominated (TZS/$)	Spot (+TZS250)	(9)	Spot (+TZS250)	(5)	Spot (+TZS250)	(5)
AUD denominated (AUD/$)	Spot (+AUD0.1)	(2)	Spot (+AUD0.1)	(2)	Spot (+AUD0.1)	—

TZS denominated (TZS/$)	Spot (-TZS(250))	11	Spot (-TZS(250))	6	Spot (-TZS(250))	6
AUD denominated (AUD/$)	Spot (-AUD(0.1))	2	Spot (-AUD(0.1))	2	Spot (-AUD(0.1))	—